SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Small Mid Cap Value VIP
The following information replaces existing disclosure contained under the “Management process” sub-heading of the “PRINCIPAL INVESTMENT STRATEGY” section of the summary section and under the “Management process” sub-heading of the “PRINCIPAL INVESTMENT STRATEGY” section within the “FUND DETAILS” section of the fund’s prospectuses.
Management process. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process based upon a wide set of financial metrics and analysis to evaluate company operating performance and valuation. Company research lies at the heart of the investment process.
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectuses.
Pankaj Bhatnagar, PhD, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2019.
Arno V. Puskar, Director. Portfolio Manager of the fund. Began managing the fund in 2019.
The following information replaces the existing similar disclosure contained under the “MANAGEMENT” sub-heading of the “Fund Details” section of the fund’s prospectuses.
DWS Small Mid Cap Value VIP
Pankaj Bhatnagar, PhD, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2019.
■	Joined DWS in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.
■	Portfolio Manager for the Quantitative Group: New York.
■	Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.
Arno V. Puskar, Director. Portfolio Manager of the fund. Began managing the fund in 2019.
■	Joined DWS in 1987.
■	Portfolio Manager for US Equities and Quantitative Analyst: New York.
■	BS in Industrial Engineering from Lehigh University; MBA from Pepperdine University.

Please Retain This Supplement for Future Reference
February 14, 2019
PROSTKR-14